SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
6. SELLING, GENERAL AND ADMINISTRATIVE COSTS

Selling, general and administrative costs are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Selling costs	288,538	236,443	226,988
General and administrative costs	272,606	226,137	200,986
Total selling, general and administrative costs	561,144	462,580	427,974

Selling costs consist mainly of costs for sales personnel, marketing and events, and retail stores. Costs for marketing and events primarily relate to corporate events, trade shows and media and client events for the launch of new models, lifestyle events (including the use of digital solutions), as well as indirect marketing costs incurred mainly through the Formula 1 racing team, Scuderia Ferrari.

General and administrative costs consist mainly of administration and other general expenses that are not directly attributable to manufacturing, sales or research and development activities, including for personnel and the continuous development of the Group’s digital infrastructure.